Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans, net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of significant accounting policies
Loan receivable from Xiaoying Housing Loans, net	¥ 3,810,393,225	$ 552,455,087	¥ 2,484,072,931
Accrued interest receivable	¥ 55,245,376	$ 8,009,827	¥ 26,080,407
Charges off policy of Loans receivables (in days)	60 days